RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Total amounts due to related parties	$ 35	$ 28
Oniva International Services Corp. [Member]
Statement [Line Items]
Total amounts due to related parties	102	100
Directors [Member]
Statement [Line Items]
Total amounts due to related parties	47	0
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Total amounts due to related parties	$ (114)	$ (72)